Ordinary Shares - Additional Information (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands		12 Months Ended
	Sep. 18, 2015 Vote $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 shares	Dec. 31, 2019	Dec. 31, 2024 $ / shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CNY (¥) shares	Dec. 06, 2021 USD ($)	Aug. 29, 2018 USD ($)	Sep. 18, 2015 ¥ / shares shares
Ordinary Shares [Line Items]
Ordinary shares, shares authorized	1,000,000,000												1,000,000,000
Ordinary shares, par value | (per share)	$ 0.00005												¥ 0.0003
Ordinary shares, shares issued	1												1
Transferred to designated agent account for share repurchase | ¥		¥ 10,949	¥ 4,750	¥ 6,742
Class A Ordinary Shares
Ordinary Shares [Line Items]
Ordinary shares, shares authorized								796,062,195		796,062,195
Ordinary shares, par value | $ / shares							$ 0.00005		$ 0.00005
Ordinary shares, shares issued								3,131,807		3,131,807
Common stock, voting right						Class A ordinary share is entitled to one vote
Number of vote each ordinary shares entitled | Vote	1
Authorized amount under share repurchase program | $											$ 15,000	$ 50,000
Number of shares repurchased		101,744	65,466	117,432
Stock repurchased during period, value | ¥				¥ 7,985				¥ 10,661		¥ 4,698
Conversion of shares		0	149,291	521,577
Class B Ordinary Shares
Ordinary Shares [Line Items]
Ordinary shares, shares authorized								826,389		826,389
Ordinary shares, par value | $ / shares							0.00005		0.00005
Ordinary shares, shares issued								826,389		826,389
Common stock, voting right						Class B ordinary share is entitled to seven votes
Number of vote each ordinary shares entitled | Vote	7
Class of each ordinary shares convertible into class A ordinary shares	1												1
Class C Ordinary Shares
Ordinary Shares [Line Items]
Ordinary shares, shares authorized								203,111,416		203,111,416
Ordinary shares, par value | $ / shares							$ 0.00005		$ 0.00005
Ordinary shares, shares issued								3,332,062		3,332,062
Common stock, voting right						Class C ordinary share is entitled to ten votes
Number of vote each ordinary shares entitled | Vote	10
Class of each ordinary shares convertible into class A ordinary shares	1												1
Conversion of shares		0	149,291	521,577
American Depository Shares
Ordinary Shares [Line Items]
Number of shares repurchased			130,931	234,865	203,489